NOTE 4 - PROPERTY AND EQUIPMENT	6 Months Ended
Jun. 30, 2012
Property, Plant and Equipment Disclosure [Text Block]
NOTE 4 – PROPERTY AND EQUIPMENT

At June 30, 2012 and December 31, 2011, property and equipment consisted of the following:

	June 30, 2012	December 31, 2011

Computers	$-	$28,103
Equipment	147,362	319,990
Remediation plants and chambers	390,000	9,688,974
Leasehold improvements	-	195,165
Vehicles	445,553	817,228
	982,915	11,049,460
Less accumulated Depreciation	-	92,902
	$982,915	$10,956,558

The Company's vehicles and a portion of its equipment serve as collateral on notes payable pursuant to the financing agreements mentioned in note 7 to the consolidated financial statements.

Depreciation expense, prior to the recognition of the fair value impairment adjustment, for the six months ended June 30, 2012 and 2011 was $193,720 and $15,664, respectively.